Commitment (Details) - Schedule of operating lease commitment	Mar. 31, 2021 USD ($)
Schedule of operating lease commitment [Abstract]
2022	$ 76,376
2023	76,376
2024	76,376
2025	76,376
2026	76,376
Thereafter	133,658
Total	$ 515,538